Note 9 - Equity Method Investments - Summarized Financial Information on Equity Method Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Non-current assets	$ 552,110	$ 1,069,449
Current assets	40,230	62,170
Total assets	592,340	1,131,619
Current liabilities	23,339	55,455
Voyage revenue	148,614	123,228
Net income	$ 29,628	$ 9,495